Financial Risk Management - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2019 CNY (¥)
Financial Risk Management [Line Items]
Borrowings	¥ 5,175
Number of customers accounted for gross accounts receivable | Customer	5
Gross accounts receivable comprise of top customers	15.00%
Customers represented percentage of revenue	10.00%
Number of customers accounted for revenue | Customer	0
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0
Transfer between Level 2 and 1, assets	0	0
Other Payables and Other Liabilities | Level 3 Fair Value Hierarchy
Financial Risk Management [Line Items]
Contingent consideration	¥ 0	112
Foreign Exchange Risk
Financial Risk Management [Line Items]
Effect Of Changes In Currency Rate	5.00%
Post-tax profit	¥ 35	28
Equity Price Risk
Financial Risk Management [Line Items]
Effect Of Changes In Currency Rate	5.00%
Post-tax profit	¥ 19	11
Impact in other comprehensive income	¥ 489	223
Customer One
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	6.00%
Customer Two
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	3.00%
Customer Three
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Four
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Five
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Lease Liabilities Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	¥ 116	78
Lease Liabilities Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	248	¥ 82
Accounts Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	3,567
Accounts Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	150
Senior Unsecured Notes | Less than 1 year
Financial Risk Management [Line Items]
Borrowings	92
Senior Unsecured Notes | Between 2 and 5 years
Financial Risk Management [Line Items]
Borrowings	2,326
Senior Unsecured Notes | Over 5 years
Financial Risk Management [Line Items]
Borrowings	¥ 3,589